Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,001	5,680
Factors or other financial institutions for borrowings	-	27
Accounts payable to underwriters, promoters, and employees	1,071	792
Other accounts payable	663	757
Total accounts payable	6,735	7,256